Short-term bank loans (Details) In Thousands, unless otherwise specified						1 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Bank loan USD ($)	Dec. 31, 2013 Bank loan USD ($)	Nov. 30, 2013 Bank loan Short-term bank loan entered in November 2013	Nov. 04, 2013 Bank loan Short-term bank loan entered in November 2013 USD ($)	Nov. 30, 2013 Bank loan Short-term bank loan entered in November 2013 LIBOR	Mar. 07, 2014 Bank loan Short-term bank loan entered in March 2014	Mar. 07, 2014 Bank loan Short-term bank loan entered in March 2014 USD ($)	Mar. 31, 2014 Bank loan Short-term bank loan entered in March 2014 LIBOR
Short-term bank loans
Face value of debt instrument							$ 153,000			$ 309,000
Short-term bank loans	$ 304,737	1,890,771	932,826	$ 309,000	$ 153,000
Percentage over variable rate basis						1.30%			0.80%
Description of variable rate basis								1-month London Inter-Bank Offered Rate			1-month LIBOR